Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Waycross Independent Trust
Entity Central Index Key	0001815558
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000221782
Shareholder Report [Line Items]
Fund Name	Waycross Managed Risk Equity Fund
Trading Symbol	WAYEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Waycross Managed Risk Equity Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/waycross/. You can also request this information by contacting us at (866) 267-4304.
Additional Information Phone Number	(866) 267-4304
Additional Information Website	https://funddocs.filepoint.com/waycross/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Waycross Managed Risk Equity Fund	$239	2.30%

Expenses Paid, Amount	$ 239
Expense Ratio, Percent	2.30%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Waycross Managed Risk Equity Fund	50% S&P 500® Index/50% ICE BofA 3 Month U.S. Treasury Bill Index	S&P 500® Index
Apr-2015	$10,000	$10,000	$10,000
Feb-2016	$9,100	$9,689	$9,346
Feb-2017	$9,880	$10,866	$11,680
Feb-2018	$11,010	$11,826	$13,677
Feb-2019	$11,010	$12,261	$14,318
Feb-2020	$11,565	$12,926	$15,491
Feb-2021	$15,293	$14,949	$20,338
Feb-2022	$15,466	$16,170	$23,671
Feb-2023	$14,770	$15,803	$21,850
Feb-2024	$18,570	$18,565	$28,504
Feb-2025	$20,051	$20,741	$33,750

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (April 29, 2015)
Waycross Managed Risk Equity Fund	7.98%	11.64%	7.33%
50% S&P 500® Index/50% ICE BofA 3 Month U.S. Treasury Bill Index	11.72%	9.92%	7.70%
S&P 500® Index	18.41%	16.85%	13.16%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Apr. 29, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Inability to Meet Distribution Level [Text Block]

Fund Statistics

Net Assets$105,530,297 Number of Portfolio Holdings99 Advisory Fee $1,311,592 Portfolio Turnover55%
AssetsNet	$ 105,530,297
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 1,311,592
InvestmentCompanyPortfolioTurnover	55.00%
Holdings [Text Block]

Sector Weighting (% of net assets)*

Value	Value
Energy	0.8%
Materials	1.2%
Utilities	1.5%
Industrials	2.4%
Consumer Staples	3.0%
Health Care	3.8%
Communications	4.0%
Financials	6.3%
Consumer Discretionary	8.6%
Technology	19.2%

* The net percentages are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages will not total to 100%.

Top Ten Long Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	3.8%
NVIDIA Corporation	3.3%
Amazon.com, Inc.	3.1%
Apple, Inc.	2.8%
Meta Platforms, Inc. - Class A	2.8%
AbbVie, Inc.	2.4%
Alphabet, Inc. - Class A	2.3%
Intuitive Surgical, Inc.	2.2%
Wells Fargo & Company	2.2%
Mastercard, Inc. - Class A	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended February 28, 2025.
C000221781
Shareholder Report [Line Items]
Fund Name	Waycross Focused Core Equity Fund
Trading Symbol	WAYFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Waycross Focused Core Equity Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/waycross/. You can also request this information by contacting us at (866) 267-4304.
Additional Information Phone Number	(866) 267-4304
Additional Information Website	https://funddocs.filepoint.com/waycross/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Waycross Focused Core Equity Fund	$74	0.69%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.69%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Waycross Focused Core Equity Fund	S&P 500® Index
Dec-2020	$10,000	$10,000
Feb-2021	$10,700	$10,347
Feb-2022	$11,598	$12,043
Feb-2023	$10,955	$11,116
Feb-2024	$15,160	$14,501
Feb-2025	$17,478	$17,171

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (December 15, 2020)
Waycross Focused Core Equity Fund	15.29%	14.20%
S&P 500® Index	18.41%	13.72%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Dec. 15, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 86,517,013
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 122,648
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$86,517,013 Number of Portfolio Holdings31 Advisory Fee (net of waivers)$122,648 Portfolio Turnover36%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.3%
Money Market Funds	0.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.7%
Energy	1.9%
Consumer Staples	6.4%
Industrials	9.0%
Communications	10.6%
Financials	11.4%
Health Care	13.1%
Consumer Discretionary	13.4%
Technology	33.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	6.6%
Apple, Inc.	6.2%
Microsoft Corporation	6.1%
Meta Platforms, Inc. - Class A	5.8%
Alphabet, Inc. - Class A	4.8%
Amazon.com, Inc.	4.2%
Goldman Sachs Group, Inc. (The)	4.1%
Mastercard, Inc. - Class A	3.7%
Wells Fargo & Company	3.7%
Citigroup, Inc.	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended February 28, 2025.